Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, Floating Rate Series due 2076
Amount Registered | shares	274,712,000
Maximum Aggregate Offering Price	$ 274,712,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,937.73
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-290475-04. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering